Gains and losses on disposal and main changes in scope of consolidation - Assets and liabilities of Orange Concessions and its subsidiaries (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 03, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Assets		€ 109,650	€ 108,071	€ 107,676	€ 106,689	€ 104,262
Trade receivables		6,305	6,029	5,620	5,320
Other assets		2,433	2,130	1,837	1,383
Cash and cash equivalents		6,004	8,621	8,145	6,481	6,481
Liabilities		109,650	108,071	107,676	106,689	104,262
Equity		34,956	35,361	37,200	€ 34,561	€ 33,364
Income statement
Revenue		43,471	42,522	42,270
Finance costs, net		(920)	(782)	(1,314)
Income tax		1,265	962	(848)
Consolidated net income		€ 2,617	€ 778	€ 5,055
Orange Concessions
Disclosure of detailed information about business combination [line items]
Assets	€ 1,374
Intangible and tangible assets	925
Financial assets	76
Trade receivables	71
Other assets	60
Cash and cash equivalents	242
Liabilities	1,374
Equity	(62)
Trade payables	632
Financial liabilities	710
Other liabilities	94
Income statement
Revenue	471
Operating income	(23)
Finance costs, net	(21)
Income tax	(11)
Consolidated net income	€ (55)